Operating revenue	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operating revenue
(26)	Operating revenue
The Group had no major customers which represented more than 10% of revenues in 2019 and 2018. The Group tracks its segmented gross revenue information by type of service provided and by region, as follows:
By type of service provided

	Year ended December 31, 2019	Percentage	Year ended December 31, 2018	Percentage	Year on Year Variation
Domestic
Passenger	$2,000,222	43%	$2,001,825	41%	(1,603)
Cargo and mail	285,802	6%	303,343	6%	(17,541)

	2,286,024	49%	2,305,168	47%	(19,144)

International
Passenger	1,904,542	41%	2,072,566	42%	(168,024)
Cargo and mail	282,576	6%	315,433	7%	(32,857)

	2,187,118	47%	2,387,999	49%	(200,881)

Other (1)	148,354	4%	197,663	4%	(49,309)

Total operating revenues	$4,621,496	100%	$4,890,830	100%	(269,334)

	Year ended December 31, 2018	Percentage	Year ended December 31, 2017	Percentage	Year on Year Variation
Domestic
Passenger	$2,001,825	41%	$1,900,627	42%	101,198
Cargo and mail	303,343	6%	279,666	6%	23,677

	2,305,168	47%	2,180,293	48%	124,875

International
Passenger	2,072,566	42%	1,649,533	37%	423,033
Cargo and mail	315,433	7%	271,313	6%	44,120

	2,387,999	49%	1,920,846	43%	467,153

Other (1)	197,663	4%	340,545	9%	(142,882)

Total operating revenues	$4,890,830	100%	$4,441,684	100%	449,146

Other operating income
Other operating revenue for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Frequent flyer program	$40,794	$46,376	$178,841
Ground operations (a)	18,448	23,592	20,172
Leases	11,590	22,610	22,232
Maintenance	8,162	58,032	11,639
Interline	2,087	2,025	1,900
Other (b)	67,273	45,028	105,761

	$148,354	$197,663	$340,545

(a)	Group provides services to other airlines at main hub airports.

(b)	Corresponds mainly to income from penalties, access to VIP rooms and additional services.
Contract balances
The following table provides information on accounts receivable, assets and liabilities of contracts with customers:

	Notes	December 31, 2019	December 31, 2018
Net of accounts receivable	8	$215,673	$245,756
Prepaid compensation customers	11	13,768	37,130
Air traffic responsibility	21	(337,363)	(424,579)
Deferred frequent flyer income	21	$(417,632)	$(420,638)